Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Sep. 30, 2022 JPY (¥) Securities	Mar. 31, 2022 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 18,136,808	¥ 27,939,292
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	232,993	177,600
Available-for-sale debt securities, Fair value, 12 months or more	2,111,364	1,039,235
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	132,071	24,433
Available-for-sale debt securities, Fair value, Total	20,248,172	28,978,527
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 365,064	¥ 202,033
Available-for-sale debt securities, Number of securities | Securities	1,926	1,730,000,000
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 12,347,744	¥ 22,998,960
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	91,378	126,516
Available-for-sale debt securities, Fair value, 12 months or more	1,024,602	353,932
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	72,638	5,995
Available-for-sale debt securities, Fair value, Total	13,372,346	23,352,892
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 164,016	¥ 132,511
Available-for-sale debt securities, Number of securities | Securities	481	486,000,000
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 2,812,129	¥ 2,430,603
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	23,102	14,864
Available-for-sale debt securities, Fair value, 12 months or more	81,348	31,139
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1,630	123
Available-for-sale debt securities, Fair value, Total	2,893,477	2,461,742
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 24,732	¥ 14,987
Available-for-sale debt securities, Number of securities | Securities	1,015	926,000,000
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 2,132,089	¥ 1,376,267
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	114,875	31,470
Available-for-sale debt securities, Fair value, 12 months or more	310,779	167,446
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	49,799	17,570
Available-for-sale debt securities, Fair value, Total	2,442,868	1,543,713
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 164,674	¥ 49,040
Available-for-sale debt securities, Number of securities | Securities	127	87,000,000
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 468,706	¥ 427,739
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	2,569	925
Available-for-sale debt securities, Fair value, 12 months or more	103,289	94,364
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	271	148
Available-for-sale debt securities, Fair value, Total	571,995	522,103
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 2,840	¥ 1,073
Available-for-sale debt securities, Number of securities | Securities	229	173,000,000
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 42,503	¥ 178,857
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1	58
Available-for-sale debt securities, Fair value, 12 months or more	546,372	391,265
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	511	590
Available-for-sale debt securities, Fair value, Total	588,875	570,122
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 512	¥ 648
Available-for-sale debt securities, Number of securities | Securities	13	12,000,000
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 162,398	¥ 115,695
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	526	222
Available-for-sale debt securities, Fair value, 12 months or more	0	0
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	0	0
Available-for-sale debt securities, Fair value, Total	162,398	115,695
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 526	¥ 222
Available-for-sale debt securities, Number of securities | Securities	12	12,000,000
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 136,238	¥ 44,128
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	541	3,526
Available-for-sale debt securities, Fair value, 12 months or more	44,974	1,089
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	7,222	7
Available-for-sale debt securities, Fair value, Total	181,212	45,217
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 7,763	¥ 3,533
Available-for-sale debt securities, Number of securities | Securities	46	4,000,000
Commercial paper
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 35,001	¥ 367,043
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1	19
Available-for-sale debt securities, Fair value, 12 months or more	0	0
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	0	0
Available-for-sale debt securities, Fair value, Total	35,001	367,043
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1	¥ 19
Available-for-sale debt securities, Number of securities | Securities	3	30,000,000